Other Income	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Other Income [Line Items]
Other Income	14. Other Income In 2020, the company recognized Other Income of $300,000 from a legal settlement in the Consolidated Statements of Operations and Comprehensive Loss for the year.	14. Other Income In 2020, the company recognized Other Income of $300,000 from a legal settlement in the Consolidated Statements of Operations and Comprehensive Loss for the year.